Managed Investment Entities (Tables)	12 Months Ended
Dec. 31, 2011
Managed Investment Entities [Abstract]
Selected financial information related to collateralized loan obligations

	Year ended
	December 31,
	2011	2010
Gains (losses) on change in fair value of assets/liabilities (a):
Assets	$(33)	$150
Liabilities	—	(220)
Management fees paid to AFG	19	15
CLO earnings (losses) attributable to:
AFG shareholders (b)	6	17
Noncontrolling interests (b)	(24)	(64)

(a)	Included in AFG’s “Revenues.”
(b)	Included in AFG’s “Operating earnings before income taxes.”